Accounts Receivable, Net - Additional Information (Detail) - Dec. 31, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Accounts Receivable Net [Line Items]
Receivable from customer in brokerage	¥ 7,060	$ 1,010